SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
SEGMENTED INFORMATION
SEGMENTED INFORMATION

Segmented information for the years ended December 31, 2018, 2017 and 2016 are as follows:

Year ended December 31, 2018	Liquids Pipelines	Gas Transmission and Midstream	Gas Distribution	Green Power and Transmission	Energy Services	Eliminations and Other	Consolidated
(millions of Canadian dollars)
Revenues	8,079	6,571	5,470	567	26,228	(537)	46,378
Commodity and gas distribution costs	(16)	(1,481)	(2,748)	(7)	(25,689)	540	(29,401)
Operating and administrative	(3,124)	(2,102)	(1,111)	(157)	(73)	(225)	(6,792)
Impairment of long-lived assets	(180)	(914)	—	(4)	—	(6)	(1,104)
Impairment of goodwill	—	(1,019)	—	—	—	—	(1,019)
Income/(loss) from equity investments	577	930	11	(28)	18	1	1,509
Other income/(expense)	(5)	349	89	(2)	(2)	(481)	(52)
Earnings/(loss) before interest, income tax expense, and depreciation and amortization	5,331	2,334	1,711	369	482	(708)	9,519
Depreciation and amortization							(3,246)
Interest expense							(2,703)
Income tax expense							(237)
Earnings							3,333
Capital expenditures[1]	3,102	2,644	1,066	33	—	27	6,872
Total assets	68,798	60,559	25,748	5,716	1,042	5,042	166,905

Year ended December 31, 2017	Liquids Pipelines	Gas Transmission and Midstream	Gas Distribution	Green Power and Transmission	Energy Services	Eliminations and Other	Consolidated
(millions of Canadian dollars)
Revenues	8,913	7,067	4,992	534	23,282	(410)	44,378
Commodity and gas distribution costs	(18)	(2,834)	(2,689)	—	(23,508)	412	(28,637)
Operating and administrative	(2,949)	(1,756)	(960)	(163)	(47)	(567)	(6,442)
Impairment of long-lived assets	—	(4,463)	—	—	—	—	(4,463)
Impairment of goodwill	—	(102)	—	—	—	—	(102)
Income/(loss) from equity investments	416	653	23	6	8	(4)	1,102
Other income/(expense)	33	166	24	(5)	2	232	452
Earnings/(loss) before interest, income tax expense, and depreciation and amortization	6,395	(1,269)	1,390	372	(263)	(337)	6,288
Depreciation and amortization							(3,163)
Interest expense							(2,556)
Income tax recovery							2,697
Earnings							3,266
Capital expenditures[1]	2,799	4,016	1,177	321	1	108	8,422
Total assets	63,881	60,745	25,956	6,289	2,514	2,708	162,093

Year ended December 31, 2016	Liquids Pipelines	Gas Transmission and Midstream	Gas Distribution	Green Power and Transmission	Energy Services	Eliminations and Other	Consolidated
(millions of Canadian dollars)
Revenues	8,176	2,877	2,976	502	20,364	(335)	34,560
Commodity and gas distribution costs	(12)	(2,206)	(1,653)	5	(20,473)	334	(24,005)
Operating and administrative	(2,908)	(446)	(553)	(173)	(63)	(215)	(4,358)
Impairment of long-lived assets	(1,365)	(11)	—	—	—	—	(1,376)
Income/(loss) from equity investments	194	223	12	2	(3)	—	428
Other income/(expense)	841	27	49	8	(8)	115	1,032
Earnings/(loss) before interest, income tax expense, and depreciation and amortization	4,926	464	831	344	(183)	(101)	6,281
Depreciation and amortization							(2,240)
Interest expense							(1,590)
Income tax expense							(142)
Earnings							2,309
Capital expenditures[1]	3,957	176	713	251	—	32	5,129

1	Includes allowance for equity funds used during construction.

The measurement basis for preparation of segmented information is consistent with the significant accounting policies (Note 2).

No non-affiliated customer exceeds 10% of our third-party revenues for the year ended December 31, 2018. Our largest non-affiliated customer accounted for approximately 11.8%, and 18.0% of our third-party revenues for the years ended December 31, 2017 and 2016, respectively. A second customer accounted for approximately 10.4% of our third-party revenues for the year ended December 31, 2016. Revenues from these two customers are primarily reported in the Energy Services segment.

GEOGRAPHIC INFORMATION
Revenues[1]

Year ended December 31,	2018	2017	2016
(millions of Canadian dollars)
Canada	19,023	18,076	12,470
United States	27,355	26,302	22,090
	46,378	44,378	34,560
1     Revenues are based on the country of origin of the product or service sold.

Property, Plant and Equipment[1]

December 31,	2018	2017
(millions of Canadian dollars)
Canada	44,716	46,025
United States	49,824	44,686
	94,540	90,711

1     Amounts are based on the location where the assets are held.